Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Use of Estimates

Use of Estimates — The preparation of the accompanying financial statements in conformity with U.S. GAAP requires management to make informed estimates and judgments that affect the amounts reported in the financial statements and accompanying notes. Estimates made by the Company include corporate expense allocation, useful lives of depreciable assets, revenue recognition associated with contracts recognized over time, capitalized interest, warranty reserves, and share-based compensation. Due to inherent uncertainty involved in making estimates, actual results reported in future periods may differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents — The Company considers cash and cash equivalents to be cash and all highly liquid investments that are readily convertible into cash with a maturity of three months or less. Cash and cash equivalents also include cash proceeds from home closings that are in-transit or held by the Company’s third-party escrow agents for the Company’s benefit. The home closing proceeds are generally received in less than five days and are considered to be deposits in transit. As of December 31, 2022 and 2021, the Company had $0 and $981,251 deposits in transit, respectively.

The Company places its cash and cash equivalents on deposit with various financial institutions in the United States. The Federal Deposit Insurance Corporation insures up to $250,000 for substantially all depository accounts at each financial institution. The Company’s cash accounts at various times during the year may be in excess of the insured amount.

Fair Value Measurements

Fair Value Measurements — Certain assets and liabilities measured and reported at fair value under U.S. GAAP are classified in a three-level hierarchy that prioritizes the inputs used in the valuation process. Categorization within the valuation hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The hierarchy is based on the observability and objectivity of the pricing inputs as follows:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Significant directly observable data (other than Level 1 quoted prices) or significant indirectly observable data through corroboration with observable market data. Inputs would normally be (i) quoted prices in active markets for similar assets or liabilities, (ii) quoted prices in inactive markets for identical or similar assets or liabilities or (iii) information derived from or corroborated by observable market data.

Level 3 — Prices or valuation techniques that require significant unobservable data inputs. These inputs would normally be the Company’s own data and judgments about assumptions that market participants would use in pricing the asset or liability.

The Company’s financial instruments primarily include Cash and Cash equivalents, Accounts Receivable, Lot purchase agreement deposits, Accounts Payable and Homebuilding debt and Other affiliate debt. Due to the short-term nature of the Company’s Cash and Cash equivalents, Accounts Receivable, Lot purchase agreement deposits, and Accounts Payable, the carrying amounts of these instruments approximate their fair value. The interest rates on the Homebuilding debt and Other affiliate debt vary and are the greater of either a reference rate plus an applicable margin, or the base rate plus the aforementioned applicable margin. Refer to Note 5 — Homebuilding debt and other affiliate debt for additional detail on the determination of these instruments’ interest rate. As the reference rate of the Homebuilding debt and Other affiliate debt at any point in time is reflective of the current interest rate environment the Company operates in, the carrying amount of these instruments approximates their fair value

Offering Costs Associated with the Initial Public Offering

Deferred Loan Costs — Loan costs associated with the Company’s Homebuilding debt are capitalized and amortized over the term of the line of credit on a straight-line basis. These costs are included within inventory for homes under construction and finished homes. See Note 5-Homebuilding debt and other affiliate debt for further details.

Income Taxes

Income Taxes — The Company is included in the tax filing of the shareholders of GSH, which was taxed individually under the provisions of Subchapter S and Subchapter K of the Internal Revenue Code. Individual shareholders are liable for income taxes on their respective shares of the GSH’s taxable income. No income tax nor income tax liability has been allocated to the Company as of and for the years ended December 31, 2022, 2021, and 2020, nor is there any recorded liability for uncertain tax positions.

Net Income (Loss) Per Share of Common Stock	Earnings per Share — Earnings per share (“EPS”) is presented assuming the capital structure of GSH, as the Company only presents Shareholders’ and other affiliates’ net investment. Basic EPS is computed by dividing income available to common shareholders by the weighted average number of GSH common shares outstanding for the period. Diluted EPS is computed by dividing income available to common shareholders by the weighted average number of GSH common shares outstanding for the period plus the assumed exercise of all dilutive GSH securities using the treasury stock method. See Note 13 — Earnings per share
Recent Accounting Pronouncements

Recent Accounting Pronouncements Not Yet Adopted — In June 2016, FASB issued ASU 2016-13, Financial Instruments – Credit Losses Measurement of Credit Losses on Financial Instruments (“ASC 326”). ASC 326 significantly changes the way impairment of financial assets is recognized by requiring companies to immediately recognize estimated credit losses expected to occur over the remaining life of many financial assets. The immediate recognition of the estimated credit losses generally will result in an earlier recognition of allowance for credit losses on loans and other financial instruments. The new standard will be effective for the Company on January 1, 2023 and early adoption is permitted. The Company plans to adopt this ASU in the first quarter of 2023. The adoption of ASC 326 will not have a significant impact on the Company’s financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848), which provides practical expedients and exceptions for applying U.S. GAAP when modifying contracts and hedging relationships that use the London Interbank Offered Rate (“LIBOR”) as a reference rate. In addition, these amendments are not applicable to contract modifications made and hedging relationships entered into or evaluated after December 31, 2024. The Company does not anticipate a material increase in interest rates from its creditors as a result of the shift away from LIBOR. The Company is currently evaluating the impact of the shift and this guidance on the financial statements and disclosures.

DiamondHead Holdings Corp.
Basis of Presentation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

The accompanying consolidated financial statements of the Company include its wholly owned subsidiary in connection with the planned merger. There were no inter-company activities during the years ended on December 31, 2022 and 2021.

Liquidity and Going Concern

Liquidity and Going Concern

As of December 31, 2022, the Company had approximately $37,000 in cash and a working capital deficit of approximately $3.9 million (not taking into account tax obligations of approximately $481,000 that may be paid using investment income earned in Trust Account).

The Company’s liquidity needs have been satisfied through a contribution of $25,000 from Sponsor to cover for certain offering costs in exchange for the issuance of the Founder Shares, a loan of up to $300,000 from the Sponsor pursuant to the Promissory Note (see Note 5), and the proceeds from the consummation of the Private Placement not held in the Trust Account. The Promissory Note was repaid on February 1, 2021. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans up to $1,500,000 (see Note 5). As of December 31, 2022 and 2021, there were no amounts outstanding under any Working Capital Loan.

In October 2022, the Company issued unsecured promissory notes to two affiliates of the Sponsor for an aggregate principal amount of up to $400,000. As of December 31, 2022, there was an outstanding balance of $204,110 under these promissory notes including $4,110 of accrued but unpaid interest through December 31, 2022.

In connection with management’s assessment of going concern considerations in accordance with FASB ASC Topic 205-40, “Presentation of Consolidated Financial Statements-Going Concern,” management has determined that the existing liquidity condition, mandatory liquidation and subsequent dissolution raise substantial doubt about its ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate on or after July 28, 2023.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult because of the potential differences in accounting standards used.

Risks and Uncertainties

Risks and Uncertainties

Various social and political circumstances in the United States and around the world (including wars and other forms of conflict, including rising trade tensions between the United States and China, and other uncertainties regarding actual and potential shifts in the United States and foreign, trade, economic and other policies with other countries, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics), may also contribute to increased market volatility and economic uncertainties or deterioration in the United States and worldwide. Specifically, the rising conflict between Russia and Ukraine, and resulting market volatility could adversely affect the Company’s ability to complete a business combination. In response to the conflict between Russia and Ukraine, the United States and other countries have imposed sanctions or other restrictive actions against Russia. Any of the above factors, including sanctions, export controls, tariffs, trade wars and other governmental actions, could have a material adverse effect on the Company’s ability to complete a business combination and the value of the Company’s securities.

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly - traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. Any share redemption or other share repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise will depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

Management continues to evaluate the impact of these types of risks and has concluded that while it is reasonably possible that these risks and uncertainties could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. As of December 31, 2022 and 2021, the Company had no cash equivalents held outside the Trust Account.

Investments Held in Trust Account

Investments Held in Trust Account

The Company’s portfolio of investments is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account are comprised of U.S. government securities, the investments are classified as trading securities. When the Company’s investments held in the Trust Account are comprised of money market funds, the investments are recognized at fair value. Trading securities and investments in money market funds are presented on the consolidated balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities are included in income from investments held in Trust Account in the accompanying consolidated statements of operations. The estimated fair values of investments held in the Trust Account are determined using quoted market prices.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000 and investments held in the Trust Account. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities which qualify as financial instruments under the FASB ASC Topic 820, “Fair Value Measurements,” equal or approximate the carrying amounts represented in the consolidated balance sheets.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers consist of:

●	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Derivative Warrant Liabilities

Derivative Warrant Liabilities

The Company does not use derivative instruments to hedge its exposures to cash flow, market or foreign currency risks. Management evaluates all of the Company’s financial instruments, including issued warrants to purchase its Class A common stock, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480, and FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The warrants issued in connection with the Initial Public Offering (the “Public Warrants”) and the Private Placement Warrants are recognized as derivative liabilities in accordance with ASC 815. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period until they are exercised. Their re-measurement to fair value is recognized in the Company’s consolidated statements of operations. The fair value of the Public Warrants issued in connection with the Initial Public Offering were initially measured at fair value using a Monte Carlo simulation model, and the Private Placement Warrants have been measured at fair value using a modified Black-Scholes model. As of and December 31, 2022 and 2021, the value of the Public Warrants is measured based on the listed market price of such warrants since being separately listed and traded. The determination of the fair value of the warrant liabilities may be subject to change as more current information becomes available and accordingly the actual results could differ significantly. Derivative warrant liabilities are classified as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Offering Costs Associated with the Initial Public Offering

Offering Costs Associated with the Initial Public Offering

Offering costs consisted of legal, accounting, underwriting fees and other costs incurred through the Initial Public Offering that were directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with warrant liabilities are expensed as incurred, presented as non-operating expenses in the consolidated statements of operations. Offering costs associated with the Class A common stock were charged against the carrying value of the Class A common stock upon the completion of the Initial Public Offering. The Company classifies deferred underwriting commissions as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Class A Common Stock Subject to Possible Redemption

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC 480. Class A common stock subject to mandatory redemption (if any) is classified as liability instruments and are measured at fair value. Conditionally redeemable Class A common stock (including Class A common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A common stock is classified as stockholders’ equity. The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of December 31, 2022 and 2021, 34,500,000 shares of Class A common stock subject to possible redemption are presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s consolidated balance sheets.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of the Class A common stock subject to possible redemption to equal the redemption value at the end of each reporting period. This method would view the end of the reporting period as if it were also the redemption date for the security. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount, which resulted in charges against additional paid-in capital (to the extent available) and accumulated deficit. Subsequently, the Company recognizes changes in redemption value in the accompanying consolidated statements of changes in stockholders’ deficit.

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC Topic 740, “Income Taxes” (“ASC 740”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2022 and 2021. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. The

Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Net Income (Loss) Per Share of Common Stock

Net Income (Loss) Per Share of Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock. Income and losses are shared pro rata between the two classes of shares. Net (loss) income per common stock is calculated by dividing the net (loss) income by the weighted average shares of common stock outstanding for the respective period.

The calculation of diluted net income (loss) per common stock does not consider the effect of the warrants issued in connection with the Initial Public Offering and the Private Placement to purchase an aggregate of 14,558,333 shares of common stock in the calculation of diluted income (loss) per share, because their exercise is contingent upon future events. Accretion associated with the redeemable Class A common stock is excluded from earnings per share as the redemption value approximates fair value.

The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of common stock.

	For the Year Ended		For the Year Ended
	December 31, 2022		December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common stock:
Numerator:
Allocation of net income - Basic	$5,658,652	$1,414,663	$2,136,906	$571,335
Allocation of net income - Diluted	$5,658,652	$1,414,663	$2,132,523	$575,718
Denominator:
Basic weighted average common stock outstanding	34,500,000	8,625,000	31,947,945	8,541,781
Diluted weighted average common stock outstanding	34,500,000	8,625,000	31,947,945	8,625,000
Basic and diluted net income per common stock	$0.16	$0.16	$0.07	$0.07

Recent Accounting Pronouncements

	For the Year Ended		For the Year Ended
	December 31, 2022		December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common stock:
Numerator:
Allocation of net income - Basic	$5,658,652	$1,414,663	$2,136,906	$571,335
Allocation of net income - Diluted	$5,658,652	$1,414,663	$2,132,523	$575,718
Denominator:
Basic weighted average common stock outstanding	34,500,000	8,625,000	31,947,945	8,541,781
Diluted weighted average common stock outstanding	34,500,000	8,625,000	31,947,945	8,625,000
Basic and diluted net income per common stock	$0.16	$0.16	$0.07	$0.07